Debt - Presentation - Additional Information (Detail) - USD ($)		12 Months Ended
	May 23, 2013	Dec. 31, 2016	Dec. 31, 2015	May 03, 2016	Apr. 30, 2015
Debt Instrument [Line Items]
Default covenant amount					$ 57,600,000
Senior secured debt, net		$ 53,638,000	$ 63,093,000
Other note payable, net		5,340,000	6,014,000
Non-cash interest expense		$ 7,760,000	11,647,000
Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Total potential borrowings	$ 50,000,000
Debt instrument term	6 years
Minimum revenue covenant			50,000,000
Failure to meet covenant		The Company did not meet the minimum revenue covenant of $50.0 million contained in the Term Loan agreement. Also, the Company did not meet the capital financing targets and was not able to maintain adequate operating cash and working capital all of which triggered the occurrence of a Material Adverse Change as stipulated within the Term Loan agreement.
Extended repayment date		May 03, 2016
Default covenant amount	$ 5,000,000
Non-cash interest expense		$ 7,800,000	$ 11,600,000
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member]
Debt Instrument [Line Items]
Senior secured debt, net				$ 50,000,000
Other note payable, net				$ 5,000,000
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Extended repayment date		Mar. 31, 2021
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Extended repayment date		Sep. 08, 2021